CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Dec. 31, 2017	Nov. 30, 2016
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01		$ 0.01
Share capital, shares authorized (in shares)	300,000,000	200,000,000	200,000,000		150,000,000
Share capital, shares issued (in shares)	127,810,064		119,391,310
Share Capital, shares outstanding (in shares)	127,810,064		119,391,310	119,373,064			110,930,873